iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .3%
Axon Enterprise, Inc.
(a)
..................... 4,548 $ 2,456,557
Boeing Co. (The)
(a)
........................ 13,286 2,511,054
General Dynamics Corp. .................... 7,406 2,530,112
General Electric Co. ....................... 8,461 2,525,186
HEICO Corp. ........................... 3,452 1,093,973
HEICO Corp. , Class A ...................... 5,840 1,442,305
Howmet Aerospace, Inc. .................... 12,598 2,577,425
L3Harris Technologies, Inc. .................. 8,673 2,417,078
Lockheed Martin Corp. ..................... 5,681 2,601,103
Northrop Grumman Corp. ................... 4,656 2,664,396
Rocket Lab Corp.
(a)
....................... 51,959 2,189,552
RTX Corp. ............................. 14,463 2,529,723
Textron, Inc. ............................ 31,520 2,621,203
TransDigm Group, Inc. ..................... 1,978 2,690,416
32,850,083
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 16,862 2,678,866
Expeditors International of Washington, Inc. ....... 18,135 2,664,031
FedEx Corp. ............................ 9,552 2,633,295
United Parcel Service, Inc. , Class B ............ 26,802 2,567,364
10,543,556
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 31,614 2,451,666
a
Automobiles  —  0 .7%
Ford Motor Co. .......................... 193,267 2,566,586
General Motors Co. ....................... 36,031 2,648,999
Rivian Automotive, Inc. , Class A
(a) (b)
............. 147,444 2,485,906
Tesla, Inc.
(a)
............................. 6,018 2,588,763
10,290,254
a
Banks  —  2 .7%
Bank of America Corp. ..................... 47,934 2,571,659
Citigroup, Inc. ........................... 25,648 2,657,133
Citizens Financial Group, Inc. ................ 50,832 2,750,011
Fifth Third Bancorp ....................... 62,851 2,731,504
First Citizens BancShares, Inc. , Class A .......... 1,417 2,660,970
Huntington Bancshares, Inc. ................. 166,012 2,705,996
JPMorgan Chase & Co. .................... 8,117 2,541,270
KeyCorp ............................... 142,829 2,625,197
M&T Bank Corp. ......................... 14,142 2,690,091
PNC Financial Services Group, Inc. (The) ........ 14,109 2,690,869
Regions Financial Corp. .................... 104,238 2,652,857
Truist Financial Corp. ...................... 56,280 2,617,020
U.S. Bancorp ........................... 55,850 2,739,443
Wells Fargo & Co. ........................ 30,242 2,596,276
37,230,296
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class B , NVS ............ 94,856 2,748,927
Coca-Cola Co. (The) ...................... 36,012 2,633,197
Constellation Brands, Inc. , Class A ............. 19,933 2,718,463
Keurig Dr Pepper, Inc. ..................... 96,491 2,692,099
Monster Beverage Corp.
(a)
................... 36,272 2,720,037
PepsiCo, Inc. ........................... 18,063 2,686,691
16,199,414
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 11,215 2,553,656
Alnylam Pharmaceuticals, Inc.
(a)
............... 5,713 2,577,877
Amgen, Inc. ............................ 7,676 2,651,751
Biogen, Inc.
(a)
........................... 16,006 2,914,533
Security Shares Value
a
Biotechnology (continued)
Gilead Sciences, Inc. ...................... 21,079 $ 2,652,581
Incyte Corp.
(a)
........................... 23,743 2,480,194
Insmed, Inc.
(a)
........................... 13,312 2,765,834
Natera, Inc.
(a)
........................... 12,345 2,948,109
Neurocrine Biosciences, Inc.
(a)
................ 17,610 2,679,538
Regeneron Pharmaceuticals, Inc. .............. 3,770 2,941,316
United Therapeutics Corp.
(a)
.................. 5,607 2,725,002
Vertex Pharmaceuticals, Inc.
(a)
................ 5,940 2,575,643
32,466,034
a
Broadline Retail  —  0 .5%
Amazon.com, Inc.
(a)
....................... 10,605 2,473,298
eBay, Inc. .............................. 29,731 2,461,429
MercadoLibre, Inc.
(a)
....................... 1,224 2,535,859
7,470,586
a
Building Products  —  1 .5%
Allegion PLC ............................ 15,444 2,564,167
Builders FirstSource, Inc.
(a)
.................. 24,479 2,747,278
Carlisle Companies, Inc. .................... 8,108 2,578,912
Carrier Global Corp. ....................... 46,256 2,538,529
Johnson Controls International PLC ............ 21,084 2,452,280
Lennox International, Inc. ................... 5,429 2,708,365
Masco Corp. ............................ 41,870 2,716,107
Trane Technologies PLC .................... 6,116 2,577,772
20,883,410
a
Capital Markets  —  4 .7%
Ameriprise Financial, Inc. ................... 4,890 2,228,569
Ares Management Corp. , Class A .............. 16,919 2,653,745
Bank of New York Mellon Corp. (The) ........... 24,206 2,713,493
BlackRock, Inc.
(c)
......................... 2,365 2,476,865
Blackstone, Inc. .......................... 18,101 2,650,348
Carlyle Group, Inc. (The) .................... 47,579 2,594,483
Cboe Global Markets, Inc. ................... 9,990 2,579,118
Charles Schwab Corp. (The) ................. 26,979 2,501,763
CME Group, Inc. , Class A ................... 9,313 2,621,237
Coinbase Global, Inc. , Class A
(a) (b)
.............. 8,502 2,319,516
Goldman Sachs Group, Inc. (The) ............. 3,212 2,653,240
Interactive Brokers Group, Inc. , Class A .......... 35,870 2,332,267
Intercontinental Exchange, Inc. ............... 17,059 2,683,381
KKR & Co., Inc. .......................... 21,070 2,577,072
LPL Financial Holdings, Inc. .................. 6,873 2,447,063
Moody's Corp. ........................... 5,332 2,616,839
Morgan Stanley .......................... 15,922 2,701,327
MSCI, Inc. ............................. 4,468 2,518,701
Nasdaq, Inc. ............................ 29,762 2,705,961
Northern Trust Corp. ....................... 20,009 2,627,982
Raymond James Financial, Inc. ............... 16,123 2,523,894
Robinhood Markets, Inc. , Class A
(a)
............. 19,375 2,489,494
S&P Global, Inc. ......................... 5,216 2,601,897
State Street Corp. ........................ 22,195 2,641,649
T Rowe Price Group, Inc. ................... 24,701 2,528,888
Tradeweb Markets, Inc. , Class A ............... 23,547 2,563,326
66,552,118
a
Chemicals  —  2 .3%
Air Products and Chemicals, Inc. .............. 9,964 2,601,102
CF Industries Holdings, Inc. .................. 30,832 2,426,478
Corteva, Inc. ............................ 38,796 2,617,566
Dow, Inc. .............................. 116,702 2,783,343
DuPont de Nemours, Inc. ................... 63,108 2,509,805
Ecolab, Inc. ............................ 9,993 2,749,674
International Flavors & Fragrances, Inc. .......... 39,341 2,733,413
Linde PLC ............................. 6,116 2,509,517

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Chemicals (continued)
LyondellBasell Industries N.V. , Class A .......... 60,232 $ 2,950,766
PPG Industries, Inc. ....................... 26,943 2,695,378
RPM International, Inc. ..................... 24,293 2,605,424
Sherwin-Williams Co. (The) .................. 7,489 2,573,894
31,756,360
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 13,690 2,546,614
Copart, Inc.
(a)
........................... 62,520 2,437,029
Republic Services, Inc. ..................... 12,531 2,719,979
Rollins, Inc. ............................. 43,963 2,702,845
Veralto Corp. ............................ 26,349 2,667,046
Waste Connections, Inc. .................... 15,271 2,696,095
Waste Management, Inc. .................... 12,553 2,734,922
18,504,530
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 19,020 2,485,534
Ciena Corp.
(a)
........................... 12,340 2,519,951
Cisco Systems, Inc. ....................... 34,585 2,660,970
F5, Inc.
(a)
.............................. 10,808 2,584,841
Motorola Solutions, Inc. .................... 6,610 2,443,585
12,694,881
a
Construction & Engineering  —  0 .7%
AECOM ............................... 19,749 2,036,714
Comfort Systems USA, Inc. .................. 2,638 2,577,168
EMCOR Group, Inc. ....................... 4,025 2,475,657
Quanta Services, Inc. ...................... 5,742 2,669,341
9,758,880
a
Construction Materials  —  0 .8%
Amrize Ltd.
(a) (b)
........................... 51,705 2,663,324
CRH PLC .............................. 22,884 2,745,165
Martin Marietta Materials, Inc. ................ 4,223 2,631,942
Vulcan Materials Co. ...................... 8,745 2,599,364
10,639,795
a
Consumer Finance  —  0 .7%
American Express Co. ..................... 7,031 2,568,213
Capital One Financial Corp. .................. 11,817 2,588,750
SoFi Technologies, Inc.
(a) (b)
.................. 80,717 2,398,909
Synchrony Financial ....................... 35,771 2,767,245
10,323,117
a
Consumer Staples Distribution & Retail  —  1 .3%
Costco Wholesale Corp. .................... 2,834 2,589,114
Dollar General Corp. ...................... 24,898 2,726,082
Dollar Tree, Inc.
(a)
......................... 24,403 2,704,097
Kroger Co. (The) ......................... 39,724 2,672,631
Sysco Corp. ............................ 34,532 2,631,338
Target Corp. ............................ 28,264 2,561,284
Walmart, Inc. ............................ 25,036 2,766,728
18,651,274
a
Containers & Packaging  —  1 .1%
Amcor PLC ............................. 307,924 2,623,512
Avery Dennison Corp. ...................... 14,823 2,555,041
Ball Corp. .............................. 54,921 2,720,237
International Paper Co. ..................... 68,100 2,688,588
Packaging Corp. of America ................. 12,938 2,640,258
Smurfit WestRock PLC ..................... 73,048 2,607,083
15,834,719
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 20,576 2,683,110
a
Security Shares Value
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 38,800 $ 2,613,956
a
Diversified Telecommunication Services  —  0 .4%
AT&T, Inc. .............................. 100,921 2,625,965
Verizon Communications, Inc. ................ 63,375 2,605,346
5,231,311
a
Electric Utilities  —  3 .1%
Alliant Energy Corp. ....................... 38,080 2,645,418
American Electric Power Co., Inc. .............. 20,830 2,578,129
Constellation Energy Corp. .................. 7,301 2,660,192
Duke Energy Corp. ....................... 20,889 2,588,983
Edison International ....................... 43,964 2,589,040
Entergy Corp. ........................... 26,911 2,624,361
Evergy, Inc. ............................. 34,108 2,648,486
Eversource Energy ....................... 35,175 2,363,056
Exelon Corp. ............................ 56,800 2,676,416
FirstEnergy Corp. ........................ 55,597 2,653,089
NextEra Energy, Inc. ...................... 30,007 2,589,304
NRG Energy, Inc. ......................... 15,323 2,597,095
Oklo, Inc. , Class A
(a)
....................... 23,299 2,129,063
PG&E Corp. ............................ 153,835 2,479,820
PPL Corp. ............................. 69,748 2,573,701
Southern Co. (The) ....................... 28,473 2,594,460
Xcel Energy, Inc. ......................... 31,965 2,624,646
43,615,259
a
Electrical Equipment  —  1 .4%
AMETEK, Inc. ........................... 12,969 2,566,435
Bloom Energy Corp. , Class A
(a)
................ 20,424 2,231,118
Eaton Corp. PLC ......................... 7,007 2,423,651
Emerson Electric Co. ...................... 19,504 2,601,444
GE Vernova, Inc. ......................... 4,486 2,690,568
Hubbell, Inc. ............................ 5,738 2,475,545
Rockwell Automation, Inc. ................... 6,537 2,587,737
Vertiv Holdings Co. , Class A ................. 14,917 2,681,033
20,257,531
a
Electronic Equipment, Instruments & Components  —  1 .8%
Amphenol Corp. , Class A ................... 17,702 2,494,212
CDW Corp. ............................. 17,670 2,548,368
Corning, Inc. ............................ 29,139 2,453,504
Flex Ltd.
(a)
.............................. 41,282 2,440,179
Jabil, Inc. .............................. 12,106 2,550,855
Keysight Technologies, Inc.
(a)
................. 14,079 2,786,938
TE Connectivity PLC ...................... 10,395 2,350,829
Teledyne Technologies, Inc.
(a)
................. 5,064 2,529,569
Trimble, Inc.
(a)
........................... 31,564 2,569,941
Zebra Technologies Corp. , Class A
(a)
............ 10,188 2,575,017
25,299,412
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 54,837 2,752,817
Halliburton Co. .......................... 96,308 2,525,196
SLB Ltd. ............................... 72,086 2,612,397
7,890,410
a
Entertainment  —  1 .4%
Electronic Arts, Inc. ....................... 12,802 2,586,388
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 25,428 2,440,579
Live Nation Entertainment, Inc.
(a)
.............. 18,555 2,439,055
Netflix, Inc.
(a)
............................ 22,357 2,405,166
ROBLOX Corp. , Class A
(a)
................... 24,931 2,369,193
Take-Two Interactive Software, Inc.
(a)
............ 10,825 2,663,708
Walt Disney Co. (The) ..................... 22,145 2,313,488

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Entertainment (continued)
Warner Bros Discovery, Inc. , Series A
(a)
.......... 116,340 $ 2,792,160
20,009,737
a
Financial Services  —  2 .8%
Affirm Holdings, Inc. , Class A
(a)
................ 32,845 2,330,353
Apollo Global Management, Inc. ............... 20,742 2,734,833
Berkshire Hathaway, Inc. , Class B
(a)
............ 5,548 2,850,618
Block, Inc. , Class A
(a)
...................... 40,227 2,687,164
Corpay, Inc.
(a)
........................... 9,514 2,814,241
Equitable Holdings, Inc. .................... 30,741 1,435,297
Fidelity National Information Services, Inc. ........ 41,064 2,700,779
Fiserv, Inc.
(a)
............................ 40,714 2,502,690
Global Payments, Inc. ..................... 35,067 2,656,676
Jack Henry & Associates, Inc. ................ 16,261 2,837,219
Mastercard, Inc. , Class A .................... 5,062 2,786,783
PayPal Holdings, Inc. ...................... 41,515 2,602,575
Rocket Companies, Inc. , Class A .............. 145,547 2,908,029
Toast, Inc. , Class A
(a)
...................... 69,401 2,372,820
Visa, Inc. , Class A ........................ 8,372 2,799,932
39,020,009
a
Food Products  —  2 .1%
Archer-Daniels-Midland Co. .................. 44,981 2,732,146
Bunge Global SA ......................... 26,884 2,582,746
General Mills, Inc. ........................ 56,250 2,663,437
Hershey Co. (The) ........................ 14,490 2,725,279
Hormel Foods Corp. ....................... 116,272 2,698,673
J M Smucker Co. (The) ..................... 23,542 2,452,606
Kellanova .............................. 31,075 2,599,113
Kraft Heinz Co. (The) ...................... 104,170 2,657,377
McCormick & Co., Inc. , NVS ................. 39,332 2,654,123
Mondelez International, Inc. , Class A ............ 45,638 2,627,380
Tyson Foods, Inc. , Class A .................. 47,307 2,746,171
29,139,051
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 14,523 2,561,421
a
Ground Transportation  —  1 .1%
CSX Corp. ............................. 73,873 2,612,149
JB Hunt Transport Services, Inc. .............. 15,306 2,662,632
Norfolk Southern Corp. ..................... 9,095 2,656,559
Old Dominion Freight Line, Inc. ............... 18,441 2,494,883
Uber Technologies, Inc.
(a)
................... 27,628 2,418,555
Union Pacific Corp. ....................... 11,634 2,697,110
15,541,888
a
Health Care Equipment & Supplies  —  3 .4%
Abbott Laboratories ....................... 20,080 2,588,312
Baxter International, Inc. .................... 138,572 2,596,839
Becton Dickinson & Co. .................... 13,477 2,614,808
Boston Scientific Corp.
(a)
.................... 24,837 2,522,943
Cooper Companies, Inc. (The)
(a)
............... 35,774 2,787,868
Dexcom, Inc.
(a)
.......................... 43,396 2,754,344
Edwards Lifesciences Corp.
(a)
................ 29,951 2,595,853
GE HealthCare Technologies, Inc. ............. 34,667 2,773,013
Hologic, Inc.
(a)
........................... 34,847 2,612,480
IDEXX Laboratories, Inc.
(a)
................... 3,609 2,717,144
Insulet Corp.
(a)
........................... 7,672 2,510,202
Intuitive Surgical, Inc.
(a)
..................... 4,461 2,558,294
Medtronic PLC .......................... 27,068 2,851,072
ResMed, Inc. ........................... 10,219 2,614,327
Solventum Corp.
(a)
........................ 35,179 2,999,362
STERIS PLC ............................ 9,655 2,570,933
Stryker Corp. ........................... 7,047 2,615,705
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 28,985 $ 2,826,617
48,110,116
a
Health Care Providers & Services  —  2 .5%
Cardinal Health, Inc. ....................... 12,580 2,670,231
Cencora, Inc. ........................... 7,052 2,601,694
Centene Corp.
(a)
......................... 71,528 2,813,911
Cigna Group (The) ........................ 9,656 2,677,416
CVS Health Corp. ........................ 32,265 2,592,815
Elevance Health, Inc. ...................... 8,018 2,712,169
HCA Healthcare, Inc. ...................... 5,441 2,765,606
Humana, Inc. ........................... 10,801 2,654,562
Labcorp Holdings, Inc. ..................... 9,809 2,636,463
McKesson Corp. ......................... 3,064 2,699,752
Quest Diagnostics, Inc. ..................... 13,961 2,641,142
UnitedHealth Group, Inc. .................... 7,663 2,527,027
Universal Health Services, Inc. , Class B ......... 11,319 2,757,648
34,750,436
a
Health Care REITs  —  0 .8%
Alexandria Real Estate Equities, Inc. ............ 48,283 2,591,349
Healthpeak Properties, Inc. .................. 147,351 2,690,629
Ventas, Inc. ............................ 33,311 2,685,866
Welltower, Inc. ........................... 13,513 2,813,677
10,781,521
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 8,683 2,086,438
a
Hotels, Restaurants & Leisure  —  3 .3%
Airbnb, Inc. , Class A
(a)
...................... 21,273 2,488,728
Booking Holdings, Inc. ..................... 500 2,457,345
Carnival Corp.
(a)
.......................... 95,648 2,465,806
Chipotle Mexican Grill, Inc.
(a)
................. 82,450 2,846,174
Darden Restaurants, Inc. ................... 14,749 2,648,625
Domino's Pizza, Inc. ....................... 6,369 2,672,624
DoorDash, Inc. , Class A
(a)
................... 13,242 2,626,816
DraftKings, Inc. , Class A
(a) (b)
.................. 82,366 2,731,257
Expedia Group, Inc. ....................... 9,451 2,416,526
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 11,110 2,319,879
Hilton Worldwide Holdings, Inc. ............... 9,241 2,633,962
Hyatt Hotels Corp. , Class A .................. 16,462 2,706,188
Las Vegas Sands Corp. .................... 38,708 2,638,337
Marriott International, Inc. , Class A ............. 8,878 2,705,926
McDonald's Corp. ........................ 8,355 2,605,256
Royal Caribbean Cruises Ltd. ................ 9,840 2,619,900
Starbucks Corp. .......................... 29,484 2,568,351
Yum! Brands, Inc. ........................ 17,143 2,626,479
46,778,179
a
Household Durables  —  1 .0%
DR Horton, Inc. .......................... 17,922 2,849,777
Garmin Ltd. ............................. 13,100 2,558,692
Lennar Corp. , Class A
(b)
.................... 21,146 2,776,470
NVR, Inc.
(a)
............................. 351 2,635,059
PulteGroup, Inc. ......................... 21,564 2,742,725
13,562,723
a
Household Products  —  0 .9%
Church & Dwight Co., Inc. ................... 30,262 2,577,112
Clorox Co. (The) ......................... 24,852 2,682,525
Colgate-Palmolive Co. ..................... 32,963 2,649,896
Kimberly-Clark Corp. ...................... 25,083 2,737,057
Procter & Gamble Co. (The) ................. 17,021 2,521,831
13,168,421
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 14,527 $ 2,598,299
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 15,123 2,601,912
Honeywell International, Inc. ................. 12,837 2,467,143
5,069,055
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 20,622 2,650,546
a
Insurance  —  4 .5%
Aflac, Inc. .............................. 24,736 2,728,628
Allstate Corp. (The) ....................... 12,225 2,603,681
American Financial Group, Inc. ............... 18,238 2,511,737
American International Group, Inc. ............. 33,179 2,526,913
Aon PLC , Class A ........................ 7,340 2,597,773
Arch Capital Group Ltd.
(a)
................... 28,113 2,640,373
Arthur J Gallagher & Co. .................... 10,087 2,497,743
Brown & Brown, Inc. ....................... 32,158 2,586,468
Chubb Ltd. ............................. 8,781 2,600,757
Cincinnati Financial Corp. ................... 15,406 2,581,892
Erie Indemnity Co. , Class A , NVS .............. 9,096 2,687,777
Everest Group Ltd. ........................ 8,085 2,541,035
Fidelity National Financial, Inc. ................ 44,268 2,630,847
Hartford Insurance Group, Inc. (The) ............ 21,273 2,915,039
Loews Corp. ............................ 24,914 2,687,473
Markel Group, Inc.
(a)
....................... 1,239 2,577,665
Marsh & McLennan Companies, Inc. ............ 14,094 2,585,544
MetLife, Inc. ............................ 35,489 2,717,038
Principal Financial Group, Inc. ................ 32,379 2,746,387
Progressive Corp. (The) .................... 11,431 2,615,298
Prudential Financial, Inc. .................... 24,008 2,598,866
Travelers Companies, Inc. (The) ............... 8,921 2,612,604
W R Berkley Corp. ........................ 33,705 2,618,541
Willis Towers Watson PLC ................... 8,128 2,609,088
63,019,167
a
Interactive Media & Services  —  0 .9%
Alphabet, Inc. , Class A ..................... 5,157 1,651,168
Alphabet, Inc. , Class C , NVS ................. 4,119 1,318,575
Meta Platforms, Inc. , Class A ................. 4,248 2,752,492
Pinterest, Inc. , Class A
(a)
.................... 94,704 2,473,668
Reddit, Inc. , Class A
(a)
...................... 12,769 2,764,105
Snap, Inc. , Class A , NVS
(a)
.................. 283,962 2,180,828
13,140,836
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 10,504 2,626,000
Cloudflare, Inc. , Class A
(a)
................... 11,492 2,300,813
Cognizant Technology Solutions Corp. , Class A ..... 34,900 2,712,079
CoreWeave, Inc. , Class A
(a)
.................. 30,347 2,218,973
Gartner, Inc.
(a)
........................... 11,179 2,601,800
GoDaddy, Inc. , Class A
(a)
.................... 19,349 2,473,963
International Business Machines Corp. .......... 8,111 2,502,892
MongoDB, Inc. , Class A
(a)
................... 7,077 2,352,183
Okta, Inc. , Class A
(a)
....................... 30,578 2,456,331
Snowflake, Inc.
(a) (b)
........................ 9,543 2,397,583
Twilio, Inc. , Class A
(a)
...................... 20,110 2,608,066
VeriSign, Inc. ........................... 10,193 2,568,534
29,819,217
a
Life Sciences Tools & Services  —  1 .5%
Agilent Technologies, Inc. ................... 17,096 2,624,236
Danaher Corp. .......................... 11,753 2,665,345
Illumina, Inc.
(a)
........................... 21,140 2,778,853
IQVIA Holdings, Inc.
(a)
...................... 11,739 2,700,088
Security Shares Value
a
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.
(a)
............. 1,788 $ 2,640,375
Thermo Fisher Scientific, Inc. ................. 4,391 2,594,335
Waters Corp.
(a)
.......................... 6,660 2,686,777
West Pharmaceutical Services, Inc. ............ 9,448 2,619,458
21,309,467
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 4,508 2,595,526
CNH Industrial N.V. ....................... 253,913 2,394,400
Cummins, Inc. ........................... 5,362 2,670,169
Deere & Co. ............................ 5,401 2,508,710
Dover Corp. ............................ 14,045 2,602,258
Fortive Corp. ............................ 50,104 2,679,562
Graco, Inc. ............................. 30,537 2,517,470
IDEX Corp. ............................. 15,283 2,658,172
Illinois Tool Works, Inc. ..................... 10,551 2,630,153
Ingersoll Rand, Inc.
(b)
...................... 33,359 2,680,062
Nordson Corp. ........................... 11,017 2,618,300
Otis Worldwide Corp. ...................... 28,422 2,525,295
PACCAR, Inc. ........................... 26,411 2,784,248
Parker-Hannifin Corp. ...................... 2,991 2,577,345
Pentair PLC ............................ 24,044 2,530,390
Snap-on, Inc. ........................... 7,633 2,595,602
Westinghouse Air Brake Technologies Corp. ....... 12,351 2,575,801
Xylem, Inc. ............................. 17,261 2,428,105
46,571,568
a
Media  —  1 .3%
Charter Communications, Inc. , Class A
(a) (b)
........ 12,196 2,440,664
Comcast Corp. , Class A .................... 94,154 2,512,970
EchoStar Corp. , Class A
(a)
................... 37,136 2,721,698
Fox Corp. , Class A , NVS .................... 25,218 1,651,779
Fox Corp. , Class B ........................ 17,067 994,323
News Corp. , Class A , NVS .................. 96,685 2,482,871
Omnicom Group, Inc. ...................... 35,345 2,531,409
Trade Desk, Inc. (The) , Class A
(a)
.............. 59,074 2,336,967
17,672,681
a
Metals & Mining  —  0 .9%
Freeport-McMoRan, Inc. .................... 62,062 2,667,425
Newmont Corp. .......................... 28,157 2,554,685
Nucor Corp. ............................ 17,381 2,772,096
Reliance, Inc. ........................... 9,329 2,605,776
Steel Dynamics, Inc. ....................... 16,250 2,727,237
13,327,219
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 119,122 2,715,982
a
Multi-Utilities  —  1 .9%
Ameren Corp. ........................... 24,552 2,611,105
CenterPoint Energy, Inc. .................... 65,719 2,627,446
CMS Energy Corp. ........................ 34,809 2,625,991
Consolidated Edison, Inc. ................... 25,803 2,589,589
Dominion Energy, Inc. ...................... 42,197 2,648,706
DTE Energy Co. ......................... 18,647 2,555,198
NiSource, Inc. ........................... 59,080 2,607,200
Public Service Enterprise Group, Inc. ........... 30,933 2,583,524
Sempra ............................... 27,899 2,642,593
WEC Energy Group, Inc. .................... 23,382 2,620,421
26,111,773
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 36,067 2,609,808
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .5%
Cheniere Energy, Inc. ...................... 12,346 $ 2,573,647
Chevron Corp. ........................... 16,930 2,558,631
ConocoPhillips .......................... 28,990 2,571,123
Coterra Energy, Inc. ....................... 98,410 2,641,324
Devon Energy Corp. ....................... 73,718 2,731,989
Diamondback Energy, Inc. ................... 17,613 2,687,568
EOG Resources, Inc. ...................... 23,775 2,564,134
EQT Corp. ............................. 42,505 2,586,854
Expand Energy Corp. ...................... 21,559 2,628,689
Exxon Mobil Corp. ........................ 21,796 2,526,592
Kinder Morgan, Inc. ....................... 96,846 2,645,833
Marathon Petroleum Corp. .................. 13,210 2,559,173
Occidental Petroleum Corp. .................. 62,237 2,613,954
ONEOK, Inc. ............................ 37,325 2,718,007
Phillips 66 .............................. 18,751 2,568,137
Targa Resources Corp. ..................... 15,139 2,654,018
Texas Pacific Land Corp. .................... 2,556 2,209,125
Valero Energy Corp. ....................... 14,576 2,576,454
Williams Companies, Inc. (The) ............... 43,323 2,639,670
49,254,922
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 42,982 2,755,146
United Airlines Holdings, Inc.
(a)
................ 26,119 2,663,093
5,418,239
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 28,216 2,654,279
Kenvue, Inc. ............................ 154,650 2,683,178
5,337,457
a
Pharmaceuticals  —  1 .4%
Bristol-Myers Squibb Co. .................... 52,715 2,593,578
Eli Lilly & Co. ........................... 2,522 2,712,335
Johnson & Johnson ....................... 13,395 2,771,693
Merck & Co., Inc. ......................... 28,279 2,964,488
Pfizer, Inc. ............................. 101,486 2,612,250
Royalty Pharma PLC , Class A ................ 66,024 2,642,280
Zoetis, Inc. , Class A ....................... 21,498 2,755,614
19,052,238
a
Professional Services  —  2 .0%
Automatic Data Processing, Inc. ............... 10,172 2,596,912
Booz Allen Hamilton Holding Corp. , Class C ....... 30,439 2,540,439
Broadridge Financial Solutions, Inc. ............ 11,761 2,682,567
Equifax, Inc. ............................ 12,539 2,662,907
Jacobs Solutions, Inc. ...................... 16,927 2,281,929
Leidos Holdings, Inc. ...................... 13,293 2,540,292
Paychex, Inc. ........................... 23,313 2,603,829
Paycom Software, Inc. ..................... 15,431 2,487,014
SS&C Technologies Holdings, Inc. ............. 29,743 2,556,113
TransUnion ............................. 31,269 2,659,429
Verisk Analytics, Inc. ....................... 12,100 2,723,347
28,334,778
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a)
................. 16,573 2,682,009
CoStar Group, Inc.
(a)
....................... 37,699 2,593,691
Zillow Group, Inc. , Class C , NVS
(a)
............. 35,992 2,677,085
7,952,785
a
Residential REITs  —  1 .7%
American Homes 4 Rent , Class A .............. 79,653 2,558,454
AvalonBay Communities, Inc. ................ 14,583 2,653,231
Equity LifeStyle Properties, Inc. ............... 41,810 2,628,595
Equity Residential ........................ 43,778 2,703,291
Security Shares Value
a
Residential REITs (continued)
Essex Property Trust, Inc. ................... 10,161 $ 2,678,643
Invitation Homes, Inc. ...................... 89,063 2,511,576
Mid-America Apartment Communities, Inc. ........ 19,708 2,678,120
Sun Communities, Inc. ..................... 20,271 2,611,716
UDR, Inc. .............................. 74,261 2,704,586
23,728,212
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 125,801 2,599,049
Realty Income Corp. ....................... 44,837 2,583,060
Regency Centers Corp. .................... 37,183 2,645,942
Simon Property Group, Inc. .................. 14,117 2,630,279
10,458,330
a
Semiconductors & Semiconductor Equipment  —  4 .0%
Advanced Micro Devices, Inc.
(a)
............... 9,981 2,171,167
Analog Devices, Inc. ....................... 10,713 2,842,587
Applied Materials, Inc. ..................... 11,166 2,816,624
Astera Labs, Inc.
(a)
........................ 16,387 2,582,100
Broadcom, Inc. .......................... 7,265 2,927,504
Credo Technology Group Holding Ltd.
(a)
.......... 16,119 2,862,734
Entegris, Inc. ............................ 30,917 2,384,937
First Solar, Inc.
(a) (b)
........................ 9,646 2,632,586
Intel Corp.
(a)
............................ 68,280 2,769,437
KLA Corp. .............................. 2,140 2,515,506
Lam Research Corp. ...................... 16,043 2,502,708
Marvell Technology, Inc. .................... 28,939 2,587,147
Microchip Technology, Inc. ................... 47,000 2,518,260
Micron Technology, Inc. ..................... 10,547 2,494,155
Monolithic Power Systems, Inc. ............... 2,707 2,512,556
NVIDIA Corp. ........................... 13,363 2,365,251
NXP Semiconductors N.V. ................... 12,797 2,494,647
ON Semiconductor Corp.
(a)
.................. 52,746 2,649,959
Qnity Electronics, Inc. ...................... 28,135 2,281,467
QUALCOMM, Inc. ........................ 14,612 2,456,131
Teradyne, Inc. ........................... 14,464 2,630,857
Texas Instruments, Inc. ..................... 15,858 2,668,426
56,666,746
a
Software  —  5 .4%
Adobe, Inc.
(a)
............................ 7,591 2,430,107
AppLovin Corp. , Class A
(a)
................... 4,419 2,649,102
Atlassian Corp. , Class A
(a)
................... 16,624 2,485,620
Autodesk, Inc.
(a)
.......................... 8,518 2,583,850
Bentley Systems, Inc. , Class B ................ 58,668 2,461,709
Cadence Design Systems, Inc.
(a)
.............. 8,162 2,545,238
Crowdstrike Holdings, Inc. , Class A
(a)
............ 4,732 2,409,345
Datadog, Inc. , Class A
(a)
.................... 13,512 2,162,055
Docusign, Inc.
(a)
.......................... 37,153 2,576,561
Dynatrace, Inc.
(a)
......................... 55,414 2,469,248
Fair Isaac Corp.
(a)
......................... 1,450 2,618,453
Fortinet, Inc.
(a)
........................... 31,300 2,539,369
Gen Digital, Inc. .......................... 95,903 2,528,962
HubSpot, Inc.
(a)
.......................... 6,569 2,412,925
Intuit, Inc. .............................. 3,929 2,491,300
Microsoft Corp. .......................... 5,066 2,492,523
Nutanix, Inc. , Class A
(a)
..................... 38,059 1,819,220
Oracle Corp. ............................ 11,404 2,303,038
Palantir Technologies, Inc. , Class A
(a)
........... 13,959 2,351,394
Palo Alto Networks, Inc.
(a)
................... 12,199 2,319,396
PTC, Inc.
(a)
............................. 14,555 2,553,384
Roper Technologies, Inc. .................... 5,705 2,545,685
Salesforce, Inc. .......................... 10,526 2,426,664
Samsara, Inc. , Class A
(a) (b)
................... 65,522 2,491,802
ServiceNow, Inc.
(a)
........................ 2,967 2,410,420

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
Strategy, Inc. , Class A
(a) (b)
................... 11,532 $ 2,043,240
Synopsys, Inc.
(a)
......................... 6,471 2,704,943
Tyler Technologies, Inc.
(a)
................... 5,523 2,593,711
Workday, Inc. , Class A
(a)
.................... 11,408 2,459,793
Zoom Communications, Inc. , Class A
(a)
.......... 30,574 2,597,567
Zscaler, Inc.
(a)
........................... 8,160 2,052,240
75,528,864
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 14,156 2,566,058
Crown Castle, Inc. ........................ 27,568 2,516,407
Digital Realty Trust, Inc. .................... 15,762 2,523,812
Equinix, Inc. ............................ 3,191 2,403,812
Extra Space Storage, Inc. ................... 19,564 2,605,338
Gaming and Leisure Properties, Inc. ............ 58,797 2,559,433
Iron Mountain, Inc. ........................ 26,493 2,287,671
Public Storage ........................... 9,508 2,610,326
SBA Communications Corp. , Class A ............ 12,809 2,488,404
VICI Properties, Inc. ....................... 85,013 2,450,075
Weyerhaeuser Co. ........................ 115,243 2,559,547
27,570,883
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 684 2,704,762
Best Buy Co., Inc. ........................ 33,469 2,653,422
Burlington Stores, Inc.
(a)
.................... 9,013 2,273,349
Carvana Co. , Class A
(a)
..................... 7,867 2,946,192
Dick's Sporting Goods, Inc. .................. 11,687 2,414,184
Home Depot, Inc. (The) .................... 7,023 2,506,649
Lowe's Companies, Inc. .................... 11,088 2,688,618
O'Reilly Automotive, Inc.
(a)
................... 26,305 2,675,218
Ross Stores, Inc. ......................... 15,862 2,797,422
TJX Companies, Inc. (The) .................. 17,541 2,664,829
Tractor Supply Co. ........................ 46,383 2,540,861
Ulta Beauty, Inc.
(a)
........................ 4,824 2,599,316
Williams-Sonoma, Inc. ..................... 13,501 2,430,315
33,895,137
a
Technology Hardware, Storage & Peripherals  —  1 .8%
Apple, Inc. ............................. 9,469 2,640,431
Dell Technologies, Inc. , Class C
(b)
.............. 18,503 2,467,375
Hewlett Packard Enterprise Co. ............... 111,354 2,435,312
HP, Inc. ............................... 104,109 2,542,342
IonQ, Inc.
(a)
............................. 51,128 2,520,610
NetApp, Inc. ............................ 23,389 2,609,277
Pure Storage, Inc. , Class A
(a)
................. 29,277 2,604,482
Seagate Technology Holdings PLC ............. 9,118 2,522,859
Super Micro Computer, Inc.
(a)
................. 68,411 2,315,712
Western Digital Corp. ...................... 15,593 2,546,805
25,205,205
a
Textiles, Apparel & Luxury Goods  —  0 .8%
Deckers Outdoor Corp.
(a)
.................... 30,698 2,702,345
Lululemon Athletica, Inc.
(a)
................... 15,127 2,786,091
NIKE, Inc. , Class B ....................... 40,604 2,624,236
Tapestry, Inc. ............................ 25,100 2,742,928
10,855,600
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 45,302 2,673,271
Philip Morris International, Inc. ................ 16,673 2,625,664
5,298,935
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 62,681 2,532,312
Ferguson Enterprises, Inc. ................... 10,212 2,570,054
Security Shares Value
a
Trading Companies & Distributors (continued)
United Rentals, Inc. ....................... 3,033 $ 2,472,441
Watsco, Inc. ............................ 7,391 2,560,242
WW Grainger, Inc. ........................ 2,715 2,575,531
12,710,580
a
Water Utilities  —  0 .4%
American Water Works Co., Inc. ............... 20,085 2,612,456
Essential Utilities, Inc. ...................... 66,525 2,633,725
5,246,181
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 12,169 2,543,443
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,247,570,228 ) ............................... 1,399,876,055
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(c) (d) (e)
...................... 21,213,086 21,223,692
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 1,568,929 1,568,929
a
Total Short-Term Securities — 1.6%
(Cost: $ 22,781,722 ) ................................. 22,792,621
Total Investments — 101.4%
(Cost: $ 1,270,351,950 ) ............................... 1,422,668,676
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (19,397,698)
Net Assets — 100.0% ................................. $ 1,403,270,978
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 28,522,969  $ —  $ (7,298,280)
(a)
$ 21  $ (1,018) $ 21,223,692  21,213,086  $ 17,441
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,856,694  —  (287,765)
(a)
—  —  1,568,929  1,568,929  23,877  —
BlackRock, Inc. .... 2,806,579  231,066  (391,431) 151,669  (321,018) 2,476,865  2,365  12,973  —
$ 151,690  $ (322,036)
$ 25,269,486
$ 54,291  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 3 12/19/25 $ 1,029 $ 21,151
E-Mini S&P MidCap 400 Index ............................................................. 6 12/19/25 1,989 60,462
$ 81,613

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI USA Equal Weighted ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,399,876,055  $ —  $ —  $ 1,399,876,055
Short-Term Securities
Money Market Funds ...................................... 22,792,621  —  —  22,792,621
$ 1,422,668,676  $ —  $ —  $ 1,422,668,676
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 81,613  $ —  $ —  $ 81,613
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)